UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

     BlackRock Advantage Small Cap Core Fund (Formerly BlackRock Disciplined

        Small Cap Core Fund)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 02/28/2017

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Advantage Small Cap Core Fund
(formerly BlackRock Disciplined Small Cap Core Fund) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.7%
DigitalGlobe, Inc. (a)	3,853	$121,947
Engility Holdings, Inc. (a)	7,024	219,921
HEICO Corp., Class A	4,304	305,369
Triumph Group, Inc.	5,947	165,327

		812,564
Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A (a)	14,098	711,949
Radiant Logistics, Inc. (a)	17,568	98,381

		810,330
Airlines — 0.7%
Hawaiian Holdings, Inc. (a)	14,876	723,717
Auto Components — 2.1%
Lear Corp.	1,143	162,295
Tenneco, Inc. (a)	22,799	1,466,204
Tower International, Inc.	25,689	710,301

		2,338,800
Banks — 11.4%
Bank of the Ozarks, Inc.	27,347	1,496,701
Banner Corp.	3,206	186,333
Berkshire Hills Bancorp, Inc.	4,551	160,878
Boston Private Financial Holdings, Inc.	1,201	20,657
Carolina Financial Corp.	6,434	193,149
CenterState Banks, Inc.	4,297	106,179
Central Pacific Financial Corp.	13,696	432,520
Columbia Banking System, Inc.	9,827	391,999
Eagle Bancorp, Inc. (a)	4,043	251,677
Farmers National Banc Corp.	1,609	22,204
FB Financial Corp. (a)	2,797	88,805
FCB Financial Holdings, Inc., Class A (a)	14,216	690,898
First BanCorp (a)	23,691	151,149
First Merchants Corp.	31,988	1,283,359
Glacier Bancorp, Inc.	3,471	128,149
Heritage Financial Corp.	501	12,525
Home BancShares, Inc.	50,421	1,418,847
Independent Bank Corp.	3,075	65,805
Mercantile Bank Corp.	1,515	50,662
National Bank Holdings Corp., Class A	14,698	484,887
Republic Bancorp, Inc., Class A	3,221	111,382
Sandy Spring Bancorp, Inc.	14,656	631,087
Seacoast Banking Corp. (a)	20,705	480,977
South State Corp.	5,878	526,081
Union Bankshares Corp.	9,334	338,451
United Community Banks, Inc.	41,028	1,185,299
Webster Financial Corp.	6,903	379,182
Wintrust Financial Corp.	19,099	1,407,596

		12,697,438
Beverages — 0.1%
Primo Water Corp. (a)	8,046	115,380
Biotechnology — 4.1%
Acorda Therapeutics, Inc.	3,930	103,949
Akebia Therapeutics, Inc.	1,376	13,788
Alder Biopharmaceuticals, Inc. (a)	9,611	219,611
AnaptysBio, Inc. (a)	2,423	57,789
Applied Genetic Technologies Corp. (a)	10,132	78,523

Common Stocks	Shares	Value
Biotechnology (continued)
Aptevo Therapeutics, Inc.	9,340	$18,680
Arena Pharmaceuticals, Inc. (a)	35,227	55,659
aTyr Pharma, Inc. (a)	4,130	16,520
Bluebird Bio, Inc. (a)	460	40,319
Cascadian Therapeutics, Inc. (a)	8,737	37,045
Celldex Therapeutics, Inc. (a)	15,770	55,826
ChemoCentryx, Inc. (a)	25,542	169,088
CytomX Therapeutics, Inc. (a)	3,841	48,013
Dimension Therapeutics, Inc. (a)	10,469	17,797
Emergent BioSolutions, Inc. (a)	1,852	58,116
Enanta Pharmaceuticals, Inc. (a)	8,472	244,163
Enzon Pharmaceuticals, Inc.	8,011	2,604
Exelixis, Inc. (a)	22,663	487,934
FibroGen, Inc. (a)	12,052	301,300
Five Prime Therapeutics, Inc. (a)	1,211	55,549
Genomic Health, Inc. (a)	8,548	258,064
Immune Design Corp. (a)	6,688	34,109
Insys Therapeutics, Inc. (a)(b)	1,338	17,073
Intellia Therapeutics, Inc. (a)	9,029	128,934
Ironwood Pharmaceuticals, Inc. (a)	20,259	342,174
Kadmon Holdings, Inc. (a)	718	2,664
Kindred Biosciences, Inc. (a)	5,776	30,035
Lexicon Pharmaceuticals, Inc. (a)	16,187	259,801
Mirati Therapeutics, Inc. (a)	2,341	12,993
Natera, Inc. (a)	10,183	97,349
NewLink Genetics Corp. (a)	15,841	248,862
OncoMed Pharmaceuticals, Inc. (a)	2,387	24,252
PDL BioPharma, Inc.	13,296	28,453
Pfenex, Inc. (a)	18,573	134,283
PTC Therapeutics, Inc. (a)	7,387	100,685
Puma Biotechnology, Inc. (a)	4,118	151,131
Retrophin, Inc. (a)	12,634	268,725
Seres Therapeutics, Inc. (a)	5,056	48,942
Spectrum Pharmaceuticals, Inc. (a)	16,692	106,829
TESARO, Inc. (a)	735	138,452

		4,516,083
Building Products — 2.5%
Apogee Enterprises, Inc.	21,068	1,204,668
Universal Forest Products, Inc.	16,548	1,585,464

		2,790,132
Capital Markets — 2.6%
Evercore Partners, Inc., Class A	19,595	1,558,782
Houlihan Lokey, Inc.	16,234	511,209
Moelis & Co., Class A	21,495	791,016

		2,861,007
Chemicals — 1.1%
Chemtura Corp. (a)	3,659	121,296
Ferro Corp. (a)	4,393	61,502
Innospec, Inc.	1,825	119,173
Koppers Holdings, Inc. (a)	215	9,428
PolyOne Corp.	22,755	766,388
Trinseo SA	2,830	195,695

		1,273,482
Commercial Services & Supplies — 2.1%
ACCO Brands Corp. (a)	16,161	216,557

Portfolio Abbreviations
CVR	Contingent Value Rights

BLACKROCK FUNDS	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund
(formerly BlackRock Disciplined Small Cap Core Fund)

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A (a)	1,554	$18,151
InnerWorkings, Inc. (a)	11,023	107,033
Kimball International, Inc., Class B	7,161	117,440
Quad/Graphics, Inc.	1,116	30,299
Tetra Tech, Inc.	45,804	1,843,611

		2,333,091
Communications Equipment — 1.3%
Black Box Corp.	17,355	156,195
Calix, Inc. (a)	11,670	80,523
Ciena Corp. (a)	1,580	41,617
Extreme Networks, Inc. (a)	719	4,494
InterDigital, Inc.	7,088	595,746
Ubiquiti Networks, Inc. (a)	10,835	532,432

		1,411,007
Construction & Engineering — 1.7%
Comfort Systems U.S.A., Inc.	3,670	140,011
EMCOR Group, Inc.	292	17,952
MasTec, Inc. (a)	44,410	1,743,093
MYR Group, Inc. (a)	395	14,816

		1,915,872
Construction Materials — 0.5%
Summit Materials, Inc., Class A (a)	24,615	588,052
Consumer Finance — 0.5%
Consumer Portfolio Services, Inc. (a)	5,013	25,917
Enova International, Inc. (a)	35,057	503,068

		528,985
Diversified Consumer Services — 0.4%
Ascent Capital Group, Inc., Class A (a)	3,006	48,246
Capella Education Co.	1,984	150,982
Regis Corp. (a)	16,098	198,166

		397,394
Diversified Financial Services — 0.1%
NewStar Financial, Inc. (a)	5,658	56,354
Diversified Telecommunication Services — 0.5%
FairPoint Communications, Inc. (a)	1,213	19,226
Ooma, Inc. (a)	19,852	201,498
Windstream Holdings, Inc.	44,244	330,503

		551,227
Electrical Equipment — 0.7%
Atkore International Group, Inc. (a)	29,128	763,736
Electronic Equipment, Instruments & Components — 4.1%
Kemet Corp. (a)	54,984	595,477
PC Connection, Inc.	4,176	111,750
PCM, Inc. (a)	7,133	191,878
Sanmina Corp. (a)	37,928	1,479,192
SYNNEX Corp.	18,052	2,110,640
Tech Data Corp. (a)	1,228	106,836

		4,595,773
Energy Equipment & Services — 0.8%
Basic Energy Services, Inc. (a)	2,782	109,555
Fairmount Santrol Holdings, Inc. (a)	1,682	15,945
Helix Energy Solutions Group, Inc. (a)	26,846	221,748
Mammoth Energy Services, Inc. (a)	4,524	97,266
Matrix Service Co. (a)	8,162	132,224
Pioneer Energy Services Corp. (a)	17,446	91,591
Smart Sand, Inc. (a)	889	15,264
Unit Corp. (a)	7,480	203,007

		886,600

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 7.0%
American Assets Trust, Inc.	239	$10,516
Armada Hoffler Properties, Inc.	2,684	37,442
Ashford Hospitality Prime, Inc.	17,122	223,442
CatchMark Timber Trust, Inc., Class A	2,625	28,350
Chatham Lodging Trust	6,456	129,314
DCT Industrial Trust, Inc.	10,416	498,301
First Industrial Realty Trust, Inc.	14,901	400,837
Kite Realty Group Trust	4,720	106,908
Medical Properties Trust, Inc.	52,258	701,302
National Storage Affiliates Trust	37,005	896,261
One Liberty Properties, Inc.	761	18,698
PS Business Parks, Inc.	10,005	1,162,681
QTS Realty Trust, Inc., Class A	4,502	236,805
Ramco-Gershenson Properties Trust	84,477	1,322,910
Retail Opportunity Investments Corp.	28,814	633,908
Ryman Hospitality Properties, Inc.	7,001	451,354
STAG Industrial, Inc.	4,322	111,637
Summit Hotel Properties, Inc.	52,388	806,251
Terreno Realty Corp.	1,907	52,824

		7,829,741
Food & Staples Retailing — 0.2%
Performance Food Group Co. (a)	4,681	110,472
SpartanNash Co.	3,366	117,473

		227,945
Food Products — 1.9%
Calavo Growers, Inc.	2,245	126,618
Dean Foods Co.	58,231	1,062,133
J&J Snack Foods Corp.	1,535	205,383
Sanderson Farms, Inc.	7,118	676,495

		2,070,629
Gas Utilities — 2.0%
Southwest Gas Holdings, Inc. (a)	25,989	2,222,839
Health Care Equipment & Supplies — 4.2%
Cantel Medical Corp.	17,932	1,472,396
Cardiovascular Systems, Inc. (a)	2,886	81,962
Cutera, Inc. (a)	12,722	259,529
Integra LifeSciences Holdings Corp. (a)	2,204	94,199
Lantheus Holdings, Inc. (a)	3,455	44,224
LeMaitre Vascular, Inc.	5,213	115,416
Masimo Corp. (a)	24,703	2,232,163
NxStage Medical, Inc. (a)	10,942	312,503
SeaSpine Holdings Corp. (a)	1,584	11,231

		4,623,623
Health Care Providers & Services — 0.6%
Cross Country Healthcare, Inc. (a)	8,038	124,348
Five Star Quality Care, Inc. (a)	21,593	49,664
LHC Group, Inc. (a)	1,647	79,089
National Research Corp., Class A	1,055	19,676
Surgical Care Affiliates, Inc. (a)	1,546	87,689
WellCare Health Plans, Inc. (a)	1,828	258,114

		618,580
Health Care Technology — 0.4%
Medidata Solutions, Inc. (a)	2,187	122,297
Vocera Communications, Inc. (a)	15,941	329,819

		452,116
Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.	6,159	105,257
Carrols Restaurant Group, Inc. (a)	4,903	77,467
Cheesecake Factory, Inc.	7,057	430,830
Del Frisco’s Restaurant Group, Inc. (a)	385	6,121
Intrawest Resorts Holdings, Inc. (a)	5,584	131,559

2	BLACKROCK FUNDS	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund
(formerly BlackRock Disciplined Small Cap Core Fund)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Isle of Capri Casinos, Inc. (a)	1,435	$34,856
J. Alexander’s Holdings, Inc. (a)	3,368	31,322
Monarch Casino & Resort, Inc. (a)	5,009	127,629
Papa John’s International, Inc.	10,745	847,995
Red Rock Resorts, Inc., Class A	3,157	69,359
Ruth’s Hospitality Group, Inc.	1,245	20,978
Vail Resorts, Inc.	3,383	612,932

		2,496,305
Household Durables — 0.9%
Century Communities, Inc. (a)	40,625	928,281
M/I Homes, Inc. (a)	2,422	57,159
UCP, Inc., Class A (a)	2,418	26,235

		1,011,675
Household Products — 0.7%
Central Garden & Pet Co. (a)	6,494	219,173
Central Garden & Pet Co., Class A (a)	16,395	523,820

		742,993
Independent Power and Renewable Electricity Producers — 0.4%
NRG Yield, Inc., Class A	1,037	17,432
Ormat Technologies, Inc.	7,568	417,224

		434,656
Insurance — 1.8%
Argo Group International Holdings Ltd.	23,074	1,544,804
Baldwin & Lyons, Inc., Class B	5,391	128,306
CNO Financial Group, Inc.	3,708	77,534
Crawford & Co., Class B	1,263	13,666
Fidelity & Guaranty Life	681	18,115
Genworth Financial, Inc., Class A (a)	4,306	17,612
James River Group Holdings Ltd.	4,341	186,750
National General Holdings Corp.	2,654	64,598

		2,051,385
Internet & Direct Marketing Retail — 0.3%
EVINE Live, Inc. (a)	1,772	2,268
Overstock.com, Inc. (a)	16,538	305,126
U.S. Auto Parts Network, Inc. (a)	8,657	29,867

		337,261
Internet Software & Services — 0.4%
Bankrate, Inc. (a)	8,186	89,227
Carbonite, Inc. (a)	4,305	83,732
Cornerstone OnDemand, Inc. (a)	631	26,357
Limelight Networks, Inc. (a)	4,910	11,047
QuinStreet, Inc. (a)	6,216	20,078
Wix.com Ltd. (a)	4,157	258,981

		489,422
IT Services — 2.9%
Acxiom Corp. (a)	13,015	371,188
CACI International, Inc., Class A (a)	446	55,928
Convergys Corp.	38,225	836,363
CSG Systems International, Inc.	26,027	1,025,724
Hackett Group, Inc.	47,986	967,398

		3,256,601
Leisure Products — 0.3%
Arctic Cat, Inc. (a)	727	13,449
Brunswick Corp.	2,880	172,483
Malibu Boats, Inc., Class A (a)	4,837	99,449
Marine Products Corp.	2,028	21,537
MCBC Holdings, Inc.	5,237	76,879

		383,797

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.8%
Enzo Biochem, Inc. (a)	7,246	$46,737
Harvard Bioscience, Inc. (a)	2,058	5,762
INC Research Holdings, Inc., Class A (a)	6,387	278,793
Medpace Holdings, Inc. (a)	6,763	195,789
NanoString Technologies, Inc. (a)	3,328	62,799
PAREXEL International Corp. (a)	511	33,057
PRA Health Sciences, Inc. (a)	5,007	295,463

		918,400
Machinery — 1.7%
Briggs & Stratton Corp.	8,631	184,703
Commercial Vehicle Group, Inc.	1,723	10,855
Joy Global, Inc.	5,664	159,668
Miller Industries, Inc.	810	20,250
Mueller Industries, Inc.	788	32,954
Mueller Water Products, Inc., Class A	102,070	1,264,647
Watts Water Technologies, Inc., Class A	231	14,772
Woodward, Inc.	2,928	206,278

		1,894,127
Media — 0.8%
A H Belo Corp., Class A	2,487	15,668
AMC Entertainment Holdings, Inc., Class A	3,393	106,371
Entercom Communications Corp., Class A (b)	10,783	168,754
Gannett Co., Inc.	18,113	157,945
Lee Enterprises, Inc. (a)	8,171	21,245
Meredith Corp.	2,819	176,751
New Media Investment Group, Inc.	17,520	270,334

		917,068
Metals & Mining — 1.8%
Cliffs Natural Resources, Inc. (a)	3,738	39,847
Materion Corp.	1,210	42,169
Real Industry, Inc. (a)	6,149	31,360
Ryerson Holding Corp. (a)	6,479	70,297
Schnitzer Steel Industries, Inc., Class A	34,417	819,125
SunCoke Energy, Inc. (a)	2,683	26,159
Worthington Industries, Inc.	19,284	945,880

		1,974,837
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.	28,473	210,131
Ares Commercial Real Estate Corp.	16,205	219,092
Invesco Mortgage Capital, Inc.	1,657	25,766
New Residential Investment Corp.	5,649	95,299

		550,288
Multiline Retail — 1.1%
Big Lots, Inc.	22,772	1,169,114
Multi-Utilities — 1.6%
NorthWestern Corp.	30,917	1,808,645
Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp. (a)	42,194	89,451
Approach Resources, Inc. (a)(b)	4,717	12,500
Bill Barrett Corp. (a)	31,976	176,188
Carrizo Oil & Gas, Inc. (a)	26,836	873,512
Eclipse Resources Corp. (a)	10,449	22,570
EP Energy Corp., Class A (a)(b)	30,068	141,921
Matador Resources Co. (a)	11,856	285,374
Midstates Petroleum Co., Inc. (a)	610	12,157
Northern Oil and Gas, Inc. (a)	25,080	75,240
Pacific Ethanol, Inc. (a)	16,826	132,084
Penn Virginia Corp. (a)	229	11,164
Renewable Energy Group, Inc. (a)	59,589	530,342
Sanchez Energy Corp. (a)	3,184	36,616

BLACKROCK FUNDS	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund
(formerly BlackRock Disciplined Small Cap Core Fund)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc. (a)	2,701	$50,644

		2,449,763
Paper & Forest Products — 0.5%
Domtar Corp.	94	3,580
Louisiana-Pacific Corp. (a)	17,496	412,556
Verso Corp., Class A (a)	23,919	187,286

		603,422
Personal Products — 0.3%
Medifast, Inc.	7,542	338,183
Natural Health Trends Corp.	88	2,446

		340,629
Pharmaceuticals — 2.3%
Corcept Therapeutics, Inc. (a)	33,180	298,288
Heska Corp. (a)	1,472	136,513
Juniper Pharmaceuticals, Inc. (a)	4,726	23,394
Prestige Brands Holdings, Inc. (a)	36,870	2,087,579

		2,545,774
Professional Services — 1.8%
Insperity, Inc.	24,312	2,023,974
Real Estate Management & Development — 0.0%
RE/MAX Holdings, Inc., Class A	276	15,870
Road & Rail — 0.1%
ArcBest Corp.	5,108	149,920
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc. (a)	3,868	240,203
Advanced Micro Devices, Inc. (a)	35,467	512,853
Alpha & Omega Semiconductor Ltd. (a)	20,866	401,879
Amkor Technology, Inc. (a)	18,069	177,438
Brooks Automation, Inc.	14,042	292,916
Cirrus Logic, Inc. (a)	5,792	313,231
Entegris, Inc. (a)	37,310	790,972
Ichor Holdings Ltd. (a)	7,738	145,397
Microsemi Corp. (a)	4,467	231,480
Monolithic Power Systems, Inc.	9,635	847,591
Power Integrations, Inc.	1,639	103,585
Silicon Laboratories, Inc. (a)	832	56,160
Synaptics, Inc. (a)	8,468	450,074
Ultra Clean Holdings, Inc. (a)	55,768	772,387

		5,336,166
Software — 4.1%
A10 Networks, Inc. (a)	14,485	137,028
Barracuda Networks, Inc. (a)	12,053	285,174
Imperva, Inc. (a)	8,291	339,931
MicroStrategy, Inc., Class A (a)	5,145	987,223
MobileIron, Inc. (a)	8,308	39,878
Proofpoint, Inc. (a)	20,081	1,581,780
RingCentral, Inc., Class A (a)	16,370	437,079
Silver Spring Networks, Inc. (a)	1,533	18,795
Take-Two Interactive Software, Inc. (a)	7,089	403,931
Varonis Systems, Inc. (a)	9,997	273,918

		4,504,737
Specialty Retail — 2.8%
America’s Car-Mart, Inc. (a)	4,942	157,403
Big 5 Sporting Goods Corp.	72,515	975,327
Cato Corp., Class A	461	11,530
Children’s Place, Inc.	15,150	1,534,695
Group 1 Automotive, Inc.	627	48,712
Haverty Furniture Cos., Inc.	3,218	74,658
Lithia Motors, Inc., Class A	62	5,932
MarineMax, Inc. (a)	3,801	85,523

Common Stocks	Shares	Value
Specialty Retail (continued)
New York & Co., Inc. (a)	5,576	$12,825
West Marine, Inc. (a)	19,718	181,208

		3,087,813
Textiles, Apparel & Luxury Goods — 0.4%
Culp, Inc.	2,375	80,750
Perry Ellis International, Inc. (a)	17,705	412,349

		493,099
Thrifts & Mortgage Finance — 3.3%
Charter Financial Corp.	6,333	123,810
Essent Group Ltd. (a)	29,074	1,012,066
EverBank Financial Corp.	158	3,072
First Defiance Financial Corp.	7,564	371,771
Flagstar Bancorp, Inc. (a)	12,992	368,973
Impac Mortgage Holdings, Inc. (a)	930	12,927
MGIC Investment Corp. (a)	9,417	100,291
Nationstar Mortgage Holdings, Inc. (a)	13,647	247,829
Ocwen Financial Corp. (a)	5,327	23,492
Radian Group, Inc.	6,609	122,993
Walker & Dunlop, Inc. (a)	31,799	1,292,629

		3,679,853
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	33,199	2,093,197
GMS, Inc. (a)	3,727	112,108
MRC Global, Inc. (a)	25,072	506,705

		2,712,010
Water Utilities — 0.1%
SJW Group	1,453	70,514
Wireless Telecommunication Services — 0.0%
NII Holdings, Inc.	7,911	15,822
Total Common Stocks — 98.3%		109,478,437

Rights
Biotechnology — 0.0%
Dyax Corp. — CVR (a)	835	1,912
Total Long-Term Investments (Cost — $105,116,483) — 98.3%		109,480,349

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (c)(d)	1,230,547	1,230,547
SL Liquidity Series, LLC, Money Market Series, 0.90% (c)(d)(e)	209,350	209,392
Total Short-Term Securities (Cost — $1,439,939) — 1.3%		1,439,939
Total Investments (Cost — $106,556,422*) — 99.6%		110,920,288
Other Assets Less Liabilities — 0.4%		409,439

Net Assets — 100.0%		$111,329,727

4	BLACKROCK FUNDS	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Core Fund
(formerly BlackRock Disciplined Small Cap Core Fund)

Notes to Schedule of Investments

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$106,670,729

Gross unrealized appreciation	$5,964,732
Gross unrealized depreciation	(1,715,173)

Net unrealized appreciation	$4,249,559

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	During the period ended February 28, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	164,601	(164,601)	—	—	$548		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,230,547	1,230,547	$1,230,547	2,561		$7	—
SL Liquidity Series, LLC, Money Market Series	153,939	55,411	209,350	209,392	10,142	[1]	6	—
Total				$1,439,939	$13,251		$13	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
29	Russell 2000 Mini Index	March 2017	$2,008,250	$(12,354)

BLACKROCK FUNDS	FEBRUARY 28, 2017	5

Schedule of Investments (concluded)	BlackRock Advantage Small Cap Core Fund
(formerly BlackRock Disciplined Small Cap Core Fund)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$109,478,437	—	—	$109,478,437
Rights[1]	—	—	$1,912	1,912
Short-Term Securities	1,230,547	—	—	1,230,547

Subtotal	$110,708,984	—	$1,912	$110,710,896

Investments Valued at NAV[2]				209,392

Total Investments				$110,920,288

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(12,354)	—	—	$(12,354)

[1]    See above Schedule of Investments for values in each industry.

[2]    As of February 28, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2017, there were no transfers between levels.

6	BLACKROCK FUNDS	FEBRUARY 28, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

     Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	April 19, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	April 19, 2017